UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan               New Canaan, Connecticut  February 14, 2007
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-

Form 13F Information Table Entry Total:                   61

Form 13F Information Table Value Total:            2,227,225
                                               ----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED JUNE 30, 2006

                                                                                                  Investment    Other      Voting
Security                                 Title of Class    CUSIP       MKT (000's)      Shares    Discretion   Managers  Authority
----------------------------------------------------------------------------------------------------------------------------------
AGCO CORP  COM STK                       COM               001084102       12,190      394,000    Y            N            SOLE
AMR CORP  COM STK                        COM               001765106      183,014    6,054,048    Y            N            SOLE
ALLEGIANT TRAVEL                         COM               01748X102        1,100       39,200    Y            N            SOLE
AMERICAN COMMERCIAL LINES INC CMN        COM NEW           025195207        1,227       18,736    Y            N            SOLE
ANGLOGOLD ASHANTI LIMITED ADR            SPONSORED ADR     035128206       23,545      500,000    Y            N            SOLE
ARCHER-DANIELS MIDLA ND CO COM           COM               039483102        1,777       55,600    Y            N            SOLE
ARMOR HLDGS INC  COM STK                 COM               042260109       10,027      182,800    Y            N            SOLE
BJ SVCS CO  COM STK                      COM               055482103        8,210      280,000    Y            N            SOLE
BALL CORP  COM STK                       COM               058498106       17,440      400,000    Y            N            SOLE
BARRICK GOLD CORP COM                    COM               067901108        5,526      180,000    Y            N            SOLE
BOEING CO USD5 COM                       COM               097023105       61,948      697,300    Y            N            SOLE
BURLINGTON NORTHERN SANTA FE             COM               12189T104      113,448    1,537,020    Y            N            SOLE
C.H. ROBINSON                            COM NEW           12541W209        6,465      158,113    Y            N            SOLE
CAMECO CORP CAD COM                      COM               13321L108       15,210      375,600    Y            N            SOLE
CANADIAN PACIFIC RAILWAY LTD             COM               13645T100        3,879       73,515    Y            N            SOLE
CARMAX INC  COM STK                      COM               143130102       11,386      212,300    Y            N            SOLE
CARNIVAL CORP                            PAIRED CTF        143658300       27,223      555,000    Y            N            SOLE
CEDAR FAIR LP  COM STK                   DEPOSITRY UNIT    150185106        8,413      302,400    Y            N            SOLE
CENTURY ALUM CO  COM STK                 COM               156431108       15,628      350,000    Y            N            SOLE
CLEVELAND CLIFFS INC  COM STK            COM               185896107       26,671      550,600    Y            N            SOLE
CON-WAY INC COM STK                      COM               205944101       19,608      445,248    Y            N            SOLE
Continental Airlines  Inc CL B           CL B              210795308       12,569      304,700    Y            N            SOLE
CORNING INC  COM STK                     COM               219350105       52,287    2,794,600    Y            N            SOLE
CYPRESS SEMICONDUCTO R CORP              COM               232806109       22,083    1,309,000    Y            N            SOLE
DELTA PETE CORP  COM STK                 COM NEW           247907207        8,106      350,000    Y            N            SOLE
EAGLE MATERIALS INC  COM STK             COM               26969P108        3,199       74,000    Y            N            SOLE
EATON CORP  COM STK                      COM               278058102       61,656      820,554    Y            N            SOLE
FEDEX Corp                               COM               31428X106        1,108       10,200    Y            N            SOLE
General American Transportation          COM               361448103       21,682      500,400    Y            N            SOLE
GOODRICH CORP  COM STK                   COM               382388106       25,053      550,000    Y            N            SOLE
GOODYEAR TIRE & RUBR  CO COM             COM               382550101      214,708   10,229,094    Y            N            SOLE
WW GRAINGER INC  COM STK                 COM               384802104       24,479      350,000    Y            N            SOLE
HARLEY DAVIDSON INC  COM STK             COM               412822108       50,210      712,500    Y            N            SOLE
HESS CORP  COM STK                       COM               42809H107       27,264      550,000    Y            N            SOLE
HUB GROUP INC CL A COM STK               CL A              443320106       11,146      404,574    Y            N            SOLE
HUNT J B TRANS SVCS INC COM ST           COM               445658107      264,114   12,716,150    Y            N            SOLE
JET BLUE                                 COM               477143101        1,430      100,700    Y            N            SOLE
MIDWEST AIR GROUP IN C COM STK           COM               597911106       12,730    1,107,023    Y            N            SOLE
NOVA CHEMICALS CORP COM USD              COM               66977W109        2,201       78,886    Y            N            SOLE
OCCIDENTAL PETE CORP                     COM               674599105       47,679      976,436    Y            N            SOLE
POTASH CORP OF SASKA TCHEWAN I           COM               73755L107       90,608      631,500    Y            N            SOLE
RELIANCE STEEL & ALUMINUM CO             COM               759509102        5,316      135,000    Y            N            SOLE
ROCKWELL AUTOMATION INC COM ST           COM               773903109       96,561    1,580,900    Y            N            SOLE
SILGAN HLDGS INC  COM STK                COM               827048109       14,362      327,000    Y            N            SOLE
SUNPOWER CORP  COM STK                   COM CL A          867652109       11,151      300,000    Y            N            SOLE
TYSON FOODS INC CL A COM STK             CL A              902494103        5,758      350,000    Y            N            SOLE
UAL CORP  COM STK                        COM NEW           902549807      404,930    9,202,964    Y            N            SOLE
US AIRWAYS GROUP INC                     COM               90341W108          135        2,500    Y            N            SOLE
UNION PACIFIC CORP                       COM               907818108        6,793       73,825    Y            N            SOLE
Wright Express                           COM               98233Q105        2,037       65,362    Y            N            SOLE
WYNN RESORTS LTD  COM STK                COM               983134107       22,359      238,243    Y            N            SOLE
FOSTER WHEELER LTD COM                   SHS NEW           G36535139       12,297      223,010    Y            N            SOLE
TRANSOCEAN INC                           ORD               G90078109       42,839      529,600    Y            N            SOLE
Aercap Holdings                          SHS               N00985106        2,124       91,610    Y            N            SOLE
Copa Holdings SA-CLASS A                 CL A              P31076105          931       20,000    Y            N            SOLE
Ultrapetrol                              COM               P94398107        5,429      411,946    Y            N            SOLE
ROYAL CARIBBEAN CRUISES LTD              COM               V7780T103        8,276      200,000    Y            N            SOLE
DRYSHIPS INC                             SHS               Y2109Q101        1,180       65,519    Y            N            SOLE
GENERAL MARITIME CORP COM                SHS               Y2692M103       19,088      542,421    Y            N            SOLE
TEEKAY SHIPPING CORP COM STK             COM               Y8564W103       35,750      819,578    Y            N            SOLE
Teekay Offshore Partners LP              PARTNERSHIP UN    Y8564W105        1,661       63,000    Y            N            SOLE
                                                                        2,227,225